Investments - Other (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Securities sold under agreements to repurchase	$ 60,097		$ 60,097		$ 109,629
Repurchase agreements, interest expense amount	52	95	132	199
Collateral pledged in support of repurchase agreements	$ 63,153		$ 63,153		$ 133,922
Minimum
Schedule of Available-for-sale Securities [Line Items]
Securities sold under agreements to repurchase, interest rate	0.14%		0.14%		0.37%
Maximum
Schedule of Available-for-sale Securities [Line Items]
Securities sold under agreements to repurchase, interest rate	0.45%		0.45%		0.44%